Financial Expenses and Income - Summary of Analysis of Financial Income and Expenses (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (168)	€ (166)	€ (328)
Interest income	30	66	103
Cost of net debt	(138)	(100)	(225)
Non-operating foreign exchange gains/(losses)	4	2	(6)
Unwinding of discounting of provisions	(5)	(6)	(11)
Net interest cost related to employee benefits	(23)	(32)	(59)
Gains/(losses) on disposals of financial assets	3	0	6
Net interest expense on lease liabilities	(15)	(19)	(38)
Other	13	(12)	(4)
Net financial income/(expenses)	(161)	(167)	(337)
Financial expenses	(189)	(198)	(390)
Financial income	28	31	53
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	5	58	93
Gain on derivatives used to manage cash and cash equivalents	€ 28	€ 37	€ 66